Financial Instruments (Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	¥ 55,978	¥ 60,184
Other derivatives not designated as hedging instruments assets at fair value	17,378	4,204
Derivative assets	73,356	64,388
Derivative instruments in hedges, liabilities, at fair value	16,204	19,574
Other derivatives not designated as hedging instruments liabilities at fair value	2,657	14,936
Derivative liabilities	18,861	34,510
Prepaid Expenses and Other Current Assets | Forward Exchange Contracts
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	640	224
Other derivatives not designated as hedging instruments assets at fair value	479	2,354
Other Assets | Forward Exchange Contracts
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	18
Other Current Liabilities | Forward Exchange Contracts
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value	297	158
Other derivatives not designated as hedging instruments liabilities at fair value	488	11,551
Other Current Liabilities | Currency Option Agreements
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments liabilities at fair value	112	604
Other Long-Term Liabilities | Forward Exchange Contracts
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value	77	267
Other derivatives not designated as hedging instruments liabilities at fair value	170	171
Other Long-Term Liabilities | Currency Option Agreements
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments liabilities at fair value	1,224	1,810
Currency Swap Agreement | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	41,142	46
Other derivatives not designated as hedging instruments assets at fair value	11,970	1
Currency Swap Agreement | Other Assets
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	13,889	59,914
Other derivatives not designated as hedging instruments assets at fair value	4,929	1,742
Currency Swap Agreement | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value	547
Other derivatives not designated as hedging instruments liabilities at fair value	52	1
Currency Swap Agreement | Other Long-Term Liabilities
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value	11,635	13,336
Other derivatives not designated as hedging instruments liabilities at fair value	321	501
Interest Rate Swap Agreements | Other Assets
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	289
Other derivatives not designated as hedging instruments assets at fair value		107
Interest Rate Swap Agreements | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value	15	88
Other derivatives not designated as hedging instruments liabilities at fair value	39	6
Interest Rate Swap Agreements | Other Long-Term Liabilities
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value	3,633	5,725
Other derivatives not designated as hedging instruments liabilities at fair value	¥ 251	¥ 292